Business Combinations (Details) - JMC					6 Months Ended		12 Months Ended
	Aug. 07, 2022 shares	Aug. 07, 2021 shares	Apr. 11, 2020 shares	Apr. 03, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021
Business Acquisition [Line Items]
Ownership interest to be acquired (as a percent)				51.00%	51.00%	51.00%	51.00%
Number of shares to be issued (in shares)			1,000,000	2,000,000
Price at which the shares are to be issued (in dollars per share) | $ / shares				$ 1.77
Issuance of ordinary shares for acquisition | $				$ 2,658,909
Percentage of after-tax net income payable to the company as service fee (as a percent)				51.00%
Percentage of increase in sales and profit		10.00%					10.00%
Issuance of shares using the closing price				1,000,000
Issuance of shares using the closing price and discount rate				1,000,000
Discount rate (as a percent)				4.75%
Minimum
Business Acquisition [Line Items]
Ownership interest to be acquired (as a percent)				30.00%
Number of shares to be issued (in shares)				400,000
Maximum
Business Acquisition [Line Items]
Ownership interest to be acquired (as a percent)				70.00%
Number of shares to be issued (in shares)				600,000
Audited total sales					$ 70,000,000	¥ 500,000,000
Net profit of JMC					$ 1,500,000	¥ 10,000,000
Forecast
Business Acquisition [Line Items]
Number of shares to be issued (in shares)	400,000	600,000